Financial Instruments - Summary of Earnings Before Tax Due To Weakening of Foreign Currency (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
USD
Earnings From Foreign Operation [Abstract]
Earnings before income taxes	$ 4,024
AUD
Earnings From Foreign Operation [Abstract]
Earnings before income taxes	(113)
BRL
Earnings From Foreign Operation [Abstract]
Earnings before income taxes	$ 216